Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Impairment	$ 563,200	$ 563,200
Goodwill [Member]
Goodwill [Line Items]
Beginning balance	683,327	1,060,428
Acquisition of Betcha	34,877
Impairment		(377,101)
Ending balance	718,204	683,327
Definite-lived Intangible Assets [Member]
Goodwill [Line Items]
Beginning balance	2,358	149,948
Acquisition of Betcha	5,320
Capitalized development costs	8,438	7,264
Impairment		(107,365)
Disposals		(124)
Amortization	(2,271)	(47,365)
Ending balance	13,845	2,358
Trademarks [Member]
Goodwill [Line Items]
Beginning balance	64,666	143,400
Impairment		(78,734)
Ending balance	$ 64,666	$ 64,666